Share-Based Compensation - SARs fair value (Details) - SARs							12 Months Ended
	Apr. 02, 2018 USD ($) Y	Apr. 03, 2017 USD ($) Y	Apr. 01, 2016 USD ($) Y	Apr. 01, 2015 USD ($) Y	Apr. 01, 2014 USD ($) Y	May 17, 2013 USD ($) Y	Dec. 31, 2018 $ / shares
Share-Based Compensation
Grant date share closing price	$ 16.30	$ 15.55	$ 9.28	$ 19.48	$ 24.00	$ 13.26
Exercise price	$ 15.90	$ 15.15	$ 8.88	$ 19.08	$ 23.60	$ 12.86
Expected volatility (as a percent)	44.50%	46.00%	47.30%	39.30%	29.42%	29.31%
Expected term (Years) | Y	6	6	6	6	6	6
Risk-free interest rate for the period similar to the expected term	2.61%	1.99%	1.37%	1.48%	2.03%	1.08%
Decrease in exercise price to reflect effect from distribution of special dividend | $ / shares							$ 0.40